PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

	As of June 30,	As of December 31,
	2023	2022
Furniture, fixtures, computer hardware and computer software	$592,336	$482,235
Manufacturing machinery and equipment	25,492,755	21,739,504
Leasehold improvements	103,951	87,957
Manufacturing machinery and equipment, in progress	242,500	280,473
Depreciable property, plant and equipment	26,431,542	22,590,169
Less: Accumulated depreciation and amortization	(22,079,147)	(22,038,508)
Net property, plant and equipment	$4,352,395	$551,661

	As of December 31,
	2022	2021
Furniture, fixtures, computer hardware and computer software	$482,235	$473,448
Leasehold improvements	87,957	$45,000
Manufacturing machinery and equipment	21,739,504	21,818,624
Manufacturing machinery and equipment, in progress	280,473	88,863
Depreciable property, plant and equipment	22,590,169	22,425,935
Less: Accumulated depreciation and amortization	(22,038,508)	(22,146,273)
Net property, plant and equipment	$551,661	$279,662